Inventories, net - Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	€ 4,057.3	€ 3,198.9
Work-in-process	3,388.1	2,163.9
Finished products	2,098.5	2,303.8
Inventories, gross	9,543.9	7,666.6
Inventory reserves	(693.2)	(466.9)	€ (418.0)
Inventories, net	€ 8,850.7	€ 7,199.7